Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Movement of Allowance of Doubtful Accounts - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 37,366	$ 2,980
Current year addition (subfication)	(9,303)	34,386
Balance at end of the year	$ 28,063	$ 37,366